Financial assets at fair value through profit or loss - Summary of non-trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	€ 1,657	€ 2,463
Non-trading derivatives | Other non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	550	1,606
- fair value hedges | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	578	617
- cash flow hedges | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	459	158
- hedges of net investments in foreign operations | Non-trading derivatives
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	€ 68	€ 82